Statement of Financial Position (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	635,899,389	602,411,882
Common Stock, Shares, Outstanding	635,899,389	602,411,882